Nuveen Dividend Growth Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
X 6,045,123,529
Banks - 2.6%
1,310,188 JPMorgan Chase & Co $ 156,384,040
Beverages - 2.0%
703,088 PepsiCo Inc 120,727,240
Biotechnology - 3.1%
1,307,966 AbbVie Inc 192,114,046
Building Products - 1.7%
749,017 Trane Technologies PLC 104,779,988
Capital Markets - 2.1%
1,960,323 Charles Schwab Corp 130,028,225
Chemicals - 4.5%
897,132 International Flavors & Fragrances Inc 108,822,112
541,348 Linde PLC 168,878,922
Total Chemicals 277,701,034
Communications Equipment - 4.6%
2,486,595 Cisco Systems Inc 121,793,423
750,352 Motorola Solutions Inc 160,342,719
Total Communications Equipment 282,136,142
Consumer Finance - 2.5%
865,592 American Express Co 151,227,578
Containers & Packaging - 1.5%
574,156 Packaging Corp of America 92,536,723
Electric Utilities - 1.7%
1,427,578 NextEra Energy Inc 101,386,590
Electrical Equipment - 2.0%
858,036 Eaton Corp PLC 124,432,381
Equity Real Estate Investment Trusts - 2.5%
2,763,420 Duke Realty Corp 151,297,245
Food & Staples Retailing - 2.1%
851,288 Walmart Inc 130,238,551
Food Products - 1.9%
1,784,792 Mondelez International Inc 115,083,388
Health Care Equipment & Supplies - 5.7%
972,118 Abbott Laboratories 110,335,393
1,796,930 Baxter International Inc 127,689,846
1,051,860 Medtronic PLC 109,772,109
Total Health Care Equipment & Supplies 347,797,348

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Health Care Providers & Services - 6.2%
282,380 Anthem Inc $ 141,734,994
462,155 UnitedHealth Group Inc 235,028,925
Total Health Care Providers & Services 376,763,919
Hotels, Restaurants & Leisure - 2.4%
591,162 McDonald's Corp 147,293,924
Industrial Conglomerates - 2.1%
657,807 Honeywell International Inc 127,292,233
Insurance - 4.3%
596,398 Chubb Ltd 123,126,367
852,366 Marsh & McLennan Cos Inc 137,827,582
Total Insurance 260,953,949
IT Services - 7.7%
666,568 Accenture PLC, Class A 200,210,364
1,416,193 Fidelity National Information Services Inc 140,415,536
356,952 Mastercard Inc 129,709,218
Total IT Services 470,335,118
Media - 2.0%
3,155,286 Comcast Corp, Class A 125,454,171
Multi-Utilities - 2.7%
1,646,730 WEC Energy Group Inc 164,755,337
Oil, Gas & Consumable Fuels - 4.1%
965,140 Chevron Corp 151,208,484
1,123,027 Phillips 66 97,433,822
Total Oil, Gas & Consumable Fuels 248,642,306
Road & Rail - 2.4%
631,812 Union Pacific Corp 148,027,233
Semiconductors & Semiconductor Equipment - 5.8%
354,968 Broadcom Inc 196,790,709
923,803 Texas Instruments Inc 157,277,461
Total Semiconductors & Semiconductor Equipment 354,068,170
Software - 6.2%
1,376,115 Microsoft Corp 381,899,435
Specialty Retail - 4.8%
842,382 Lowe's Cos Inc 166,564,193
2,052,510 TJX Cos Inc 125,777,813
Total Specialty Retail 292,342,006
Technology Hardware, Storage & Peripherals - 5.7%
2,221,511 Apple Inc 350,221,209
Tobacco - 1.9%
1,192,040 Philip Morris International Inc 119,204,000
Total Long-Term Investments (cost $3,926,312,935) 6,045,123,529

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.4%
REPURCHASE AGREEMENTS - 1.4%
X 87,434,921
$ 87,435 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$87,434,921, collateralized by $103,748,300, U.S.
Treasury Bonds, 2.250%, due 8/15/46, value $89,183,425
0.000% 5/02/22 $ 87,434,921
Total Short-Term Investments (cost $87,434,921) 87,434,921
Total Investments (cost $ 4,013,747,856 ) - 100 .2% 6,132,558,450
Other Assets Less Liabilities - (0.2)% (14,769,491)
Net Assets - 100% $ 6,117,788,959
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,045,123,529 $ – $ – $ 6,045,123,529
Short-Term Investments:
Repurchase Agreements – 87,434,921 – 87,434,921
Total
$ 6,045,123,529 $ 87,434,921 $ – $ 6,132,558,450
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Global Dividend Growth Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.1%
X 18,119,644 COMMON STOCKS - 97.1%
X 18,119,644
Banks - 4.4%
3,662 JPMorgan Chase & Co $ 437,096
5,230 Toronto-Dominion Bank/The 377,762
Total Banks 814,858
Beverages - 2.1%
2,250 PepsiCo Inc 386,347
Biotechnology - 2.7%
3,449 AbbVie Inc 506,589
Capital Markets - 4.2%
3,365 Charles Schwab Corp 223,201
3,831 Macquarie Group Ltd (2) 551,522
Total Capital Markets 774,723
Chemicals - 3.8%
2,403 International Flavors & Fragrances Inc 291,484
1,325 Linde PLC (2) 415,570
Total Chemicals 707,054
Communications Equipment - 2.8%
4,842 Cisco Systems Inc 237,161
1,320 Motorola Solutions Inc 282,071
Total Communications Equipment 519,232
Consumer Finance - 2.1%
2,282 American Express Co 398,688
Containers & Packaging - 2.1%
33,766 Amcor PLC (2) 400,329
Diversified Financial Services - 1.7%
17,900 ORIX Corp (2) 326,477
Diversified Telecommunication Services - 0.9%
122,487 HKT Trust & HKT Ltd 175,762
Electric Utilities - 3.1%
3,804 NextEra Energy Inc 270,160
13,318 SSE PLC (2) 309,322
Total Electric Utilities 579,482
Electrical Equipment - 2.0%
2,570 Eaton Corp PLC 372,701
Electronic Equipment, Instruments & Components - 0.4%
7,500 Alps Alpine Co Ltd (2) 66,395
Equity Real Estate Investment Trusts - 1.7%
5,889 Duke Realty Corp 322,423

Shares Description (1) Value
Food Products - 2.1%
3,062 Nestle SA (2) $ 395,286
Health Care Equipment & Supplies - 4.0%
3,087 Abbott Laboratories 350,375
5,651 Baxter International Inc 401,560
Total Health Care Equipment & Supplies 751,935
Health Care Providers & Services - 2.6%
958 UnitedHealth Group Inc 487,191
Hotels, Restaurants & Leisure - 1.3%
4,292 Restaurant Brands International Inc 245,195
Household Products - 1.2%
2,766 Reckitt Benckiser Group PLC (2) 215,708
Industrial Conglomerates - 2.0%
1,886 Honeywell International Inc 364,960
Insurance - 1.5%
29,200 AIA Group Ltd (2) 286,854
IT Services - 4.2%
1,310 Accenture PLC, Class A 393,472
3,876 Fidelity National Information Services Inc 384,305
Total IT Services 777,777
Media - 2.0%
9,358 Comcast Corp, Class A 372,074
Multi-Utilities - 2.0%
3,773 WEC Energy Group Inc 377,489
Oil, Gas & Consumable Fuels - 6.3%
2,380 Chevron Corp 372,874
6,888 Enbridge Inc 300,581
2,668 Phillips 66 231,476
5,372 TotalEnergies SE (2) 263,781
Total Oil, Gas & Consumable Fuels 1,168,712
Personal Products - 1.4%
5,656 Unilever PLC (2) 262,948
Pharmaceuticals - 3.3%
16,800 Astellas Pharma Inc (2) 255,792
3,410 Sanofi (2) 360,420
Total Pharmaceuticals 616,212
Professional Services - 1.0%
5,546 Experian PLC (2) 191,527
Road & Rail - 2.1%
1,694 Union Pacific Corp 396,887

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 4.5%
795 Broadcom Inc $ 440,740
2,371 Texas Instruments Inc 403,663
Total Semiconductors & Semiconductor Equipment 844,403
Software - 6.4%
3,125 Microsoft Corp 867,250
3,161 SAP SE (2) 320,354
Total Software 1,187,604
Specialty Retail - 2.5%
2,313 Lowe's Cos Inc 457,349
Technology Hardware, Storage & Peripherals - 3.5%
4,141 Apple Inc 652,829
Textiles, Apparel & Luxury Goods - 2.8%
1,125 adidas AG (2) 226,867
470 LVMH Moet Hennessy Louis Vuitton SE (2) 304,153
Total Textiles, Apparel & Luxury Goods 531,020
Tobacco - 2.1%
3,928 Philip Morris International Inc 392,800
Trading Companies & Distributors - 1.9%
11,625 ITOCHU Corp (2) 350,854
Wireless Telecommunication Services - 2.4%
8,700 KDDI Corp (2) 288,098
100,975 Vodafone Group PLC (2) 152,872
Total Wireless Telecommunication Services 440,970
Total Long-Term Investments (cost $12,643,974) 18,119,644
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.9%
X 534,201 REPURCHASE AGREEMENTS - 2.9%
X 534,201
$ 534 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price $534,201,
collateralized by $633,900, U.S. Treasury Bond, 2.250%,
due 8/15/46, value $544,910
0.000% 5/02/22 $ 534,201
Total Short-Term Investments (cost $534,201) 534,201
Total Investments (cost $13,178,175 ) - 100.0% 18,653,845
Other Assets Less Liabilities - 0.0% (3,471)
Net Assets - 100% $ 18,650,374

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,174,515 $ 5,945,129 $ – $ 18,119,644
Short-Term Investments:
Repurchase Agreements – 534,201 – 534,201
Total
$ 12,174,515 $ 6,479,330 $ – $ 18,653,845
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen International Dividend Growth Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 101.2%
X 4,329,243 COMMON STOCKS - 101.2%
X 4,329,243
Aerospace & Defense - 4.2%
19,504 BAE Systems PLC (2) $ 180,152
Banks - 6.7%
32,946 BOC Hong Kong Holdings Ltd (2) 119,260
2,298 Toronto-Dominion Bank/The 165,984
Total Banks 285,244
Capital Markets - 4.7%
1,407 Macquarie Group Ltd (2) 202,556
Chemicals - 9.0%
1,037 Koninklijke DSM NV (2) 174,330
677 Linde PLC (2) 212,332
Total Chemicals 386,662
Containers & Packaging - 3.6%
13,103 Amcor PLC (2) 155,349
Diversified Financial Services - 3.5%
8,300 ORIX Corp (2) 151,383
Diversified Telecommunication Services - 2.9%
85,400 HKT Trust & HKT Ltd 122,544
Electric Utilities - 3.7%
6,740 SSE PLC (2) 156,542
Electronic Equipment, Instruments & Components - 0.9%
4,200 Alps Alpine Co Ltd (2) 37,181
Equity Real Estate Investment Trusts (Reits) - 1.9%
12,717 British Land Co PLC/The (2) 81,915
Food Products - 2.9%
968 Nestle SA (2) 124,963
Gas Utilities - 2.9%
22,292 Snam SpA (2) 122,263
Hotels, Restaurants & Leisure - 2.4%
1,761 Restaurant Brands International Inc 100,603
Household Products - 2.4%
1,344 Reckitt Benckiser Group PLC (2) 104,813
Insurance - 2.4%
10,400 AIA Group Ltd (2) 102,167

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 6.4%
3,317 Enbridge Inc $ 144,748
2,600 TotalEnergies SE (2) 127,668
Total Oil, Gas & Consumable Fuels 272,416
Personal Products - 2.3%
2,128 Unilever PLC (2) 98,931
Pharmaceuticals - 15.6%
10,900 Astellas Pharma Inc (2) 165,960
4,822 Hikma Pharmaceuticals PLC (2) 113,271
1,961 Novo Nordisk A/S, Class B (2) 223,998
1,573 Sanofi (2) 166,258
Total Pharmaceuticals 669,487
Professional Services - 2.2%
2,725 Experian PLC (2) 94,106
Road & Rail - 2.0%
718 Canadian National Railway Co 84,440
Software - 2.7%
1,150 SAP SE (2) 116,548
Textiles, Apparel & Luxury Goods - 5.6%
471 adidas AG (2) 94,982
224 LVMH Moet Hennessy Louis Vuitton SE (2) 144,958
Total Textiles, Apparel & Luxury Goods 239,940
Trading Companies & Distributors - 4.2%
5,900 ITOCHU Corp (2) 178,068
Wireless Telecommunication Services - 6.1%
5,200 KDDI Corp (2) 172,196
58,637 Vodafone Group PLC (2) 88,774
Total Wireless Telecommunication Services 260,970
Total Long-Term Investments (cost $3,206,582) 4,329,243
Other Assets Less Liabilities - (1.2)% (51,878)
Net Assets - 100% $ 4,277,365

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 618,319 $ 3,710,924 $ – $ 4,329,243
Total
$ 618,319 $ 3,710,924 $ – $ 4,329,243
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Emerging Markets Equity Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 92.8%
X 8,098,178 COMMON STOCKS - 92.8%
X 8,098,178
Banks - 13.1%
2,466 Bancolombia SA, Sponsored ADR $ 95,607
244,100 Bank Central Asia Tbk PT (2) 136,909
330,000 Bank of China Ltd (2) 129,486
1,555 Credicorp Ltd 215,974
1,675 HDFC Bank Ltd, ADR 92,477
12,756 ICICI Bank Ltd, Sponsored ADR 242,874
24,500 Malayan Banking Bhd (2) 50,955
16,544 Standard Bank Group Ltd (2) 175,325
Total Banks 1,139,607
Beverages - 2.4%
2,785 Fomento Economico Mexicano SAB de CV, Sponsored ADR 208,151
Capital Markets - 0.8%
2,943 XP Inc , Class A (3) 72,427
Diversified Financial Services - 1.5%
7,274 Altimeter Growth Corp (3) 21,458
24,356 FirstRand Ltd (2) 104,894
Total Diversified Financial Services 126,352
Electronic Equipment, Instruments & Components - 1.7%
42,000 Hon Hai Precision Industry Co Ltd (2) 143,895
Entertainment - 0.7%
15,008 HUYA Inc , ADR (3) 61,983
Food & Staples Retailing - 1.8%
51,580 Sendas Distribuidora SA 159,416
Food Products - 0.8%
104,500 WH Group Ltd, 144A (2) 72,168
Hotels, Restaurants & Leisure - 7.6%
27,916 Arcos Dorados Holdings Inc , Class A 202,391
15,181 Melco Resorts & Entertainment Ltd (3) 86,835
65,600 Sands China Ltd (2),(3) 144,594
154,200 Wynn Macau Ltd (2),(3) 94,714
3,183 Yum China Holdings Inc 133,049
Total Hotels, Restaurants & Leisure 661,583
Insurance - 1.3%
18,228 Ping An Insurance Group Co of China Ltd (2) 115,214
Interactive Media & Services - 9.5%
2,904 Baidu Inc , Sponsored ADR (3) 360,590
597 NAVER Corp (2) 132,987
7,100 Tencent Holdings Ltd (2) 334,587
Total Interactive Media & Services 828,164

Nuveen Emerging Markets Equity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Internet & Direct Marketing Retail - 14.2%
36,836 Alibaba Group Holding Ltd (2),(3) $ 449,314
72,340 Americanas SA 351,168
3,978 Baozun Inc (3) 30,392
385 JD.com Inc (2),(3) 12,004
3,358 Pinduoduo Inc , ADR (3) 144,696
1,194 Prosus NV (2) 57,585
25,629 Vipshop Holdings Ltd, ADR (3) 196,318
Total Internet & Direct Marketing Retail 1,241,477
IT Services - 2.4%
8,535 Pagseguro Digital Ltd, Class A (3) 125,550
8,893 StoneCo Ltd, Class A (3) 83,772
Total IT Services 209,322
Media - 2.9%
18,450 Grupo Televisa SAB, Sponsored ADR 170,294
17,641 iClick Interactive Asia Group Ltd, ADR (3) 18,170
24,030 Megacable Holdings SAB de CV 68,299
Total Media 256,763
Metals & Mining - 1.8%
2,973 AngloGold Ashanti Ltd (2) 60,881
401 POSCO Holdings Inc (2) 91,559
Total Metals & Mining 152,440
Multiline Retail - 3.1%
21,406 Falabella SA 60,119
528,000 Matahari Department Store Tbk PT 211,244
Total Multiline Retail 271,363
Oil, Gas & Consumable Fuels - 7.7%
36,500 Petroleo Brasileiro SA 223,550
2,021 Reliance Industries Ltd, GDR, 144A 146,724
4,255 Reliance Industries Ltd, GDR, 144A (2) 304,275
Total Oil, Gas & Consumable Fuels 674,549
Personal Products - 1.8%
1,071 Amorepacific Corp (2) 152,409
Semiconductors & Semiconductor Equipment - 10.7%
4,720 MediaTek Inc (2) 130,121
44,662 Taiwan Semiconductor Manufacturing Co Ltd (2),(3) 807,607
Total Semiconductors & Semiconductor Equipment 937,728
Technology Hardware, Storage & Peripherals - 5.9%
9,706 Samsung Electronics Co Ltd (2) 517,267

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 1.1%
2,126 SK Telecom Co Ltd (2) $ 95,900
Total Long-Term Investments (cost $9,243,947) 8,098,178
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  7.7%
X 669,809 REPURCHASE AGREEMENTS - 7.7%
X 669,809
$ 670 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price $669,809,
collateralized by $794,800, U.S. Treasury Bond, 2.250%,
due 8/15/46, value $683,222
0.000% 5/02/22 $ 669,809
Total Short-Term Investments (cost $669,809) 669,809
Total Investments (cost $9,913,756 ) - 100.5% 8,767,987
Other Assets Less Liabilities - (0.5)% (41,469)
Net Assets - 100% $ 8,726,518
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,783,528 $ 4,314,650 $ – $ 8,098,178
Short-Term Investments:
Repurchase Agreements – 669,809 – 669,809
Total
$ 3,783,528 $ 4,984,459 $ – $ 8,767,987
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt

Nuveen International Growth Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.1%
X
2,082,606,285 COMMON STOCKS - 97.1%
X 2,082,606,285
Aerospace & Defense - 4.1%
195,324 Airbus SE (2) $ 21,382,478
1,029,765 CAE Inc (3) 24,488,632
330,590 Thales SA (2) 42,323,748
Total Aerospace & Defense 88,194,858
Banks - 3.5%
2,381,968 HDFC Bank Ltd (2) 42,623,325
1,121,070 ING Groep NV (2) 10,621,252
39,203,756 Lloyds Banking Group PLC (2) 22,266,270
Total Banks 75,510,847
Beverages - 1.9%
820,619 Diageo PLC (2) 40,939,741
Biotechnology - 2.0%
326,178 Horizon Therapeutics Plc (3) 32,148,104
702,600 PeptiDream Inc (2),(3) 11,332,139
Total Biotechnology 43,480,243
Building Products - 1.5%
1,252,396 Assa Abloy AB, Class B (2) 31,650,716
Capital Markets - 4.4%
601,360 Brookfield Asset Management Inc, Class A 29,983,810
502,800 Hong Kong Exchanges & Clearing Ltd (2) 21,328,261
167,955 London Stock Exchange Group PLC (2) 16,558,978
1,599,742 UBS Group AG 26,939,655
Total Capital Markets 94,810,704
Chemicals - 3.9%
368,272 Air Liquide SA (2) 63,714,100
231,199 Akzo Nobel NV (2) 20,055,700
Total Chemicals 83,769,800
Construction & Engineering - 1.7%
382,996 Vinci SA (2) 37,163,579
Diversified Financial Services - 0.9%
2,344,841 Burford Capital Ltd (2) 20,049,921
Food & Staples Retailing - 1.8%
10,842,600 CP ALL PCL (2) 20,443,034
274,300 Dino Polska SA, 144A (2),(3) 17,744,954
Total Food & Staples Retailing 38,187,988
Food Products - 5.2%
424,414 Kerry Group PLC, Class A 47,012,244
499,893 Nestle SA (2) 64,533,224
Total Food Products 111,545,468

Shares Description (1) Value
Health Care Equipment & Supplies - 7.1%
708,880 Alcon Inc (2) $ 50,614,603
162,563 Cochlear Ltd (2) 26,183,588
297,400 Hoya Corp (2),(3) 29,514,600
1,182,400 Olympus Corp (2) 20,811,563
1,592,203 Smith & Nephew PLC (2) 25,807,315
Total Health Care Equipment & Supplies 152,931,669
Hotels, Restaurants & Leisure - 3.3%
2,008,615 Compass Group PLC (2) 42,385,467
830,222 Entain PLC (2),(3) 15,600,141
130,419 Flutter Entertainment PLC (2),(3) 13,173,180
Total Hotels, Restaurants & Leisure 71,158,788
Household Durables - 2.1%
515,900 Sony Group Corp (2) 44,522,694
Household Products - 1.5%
918,600 Unicharm Corp (2) 31,959,920
Insurance - 4.8%
4,853,800 AIA Group Ltd (2) 47,682,554
118,758 Zurich Insurance Group AG (2) 54,066,897
Total Insurance 101,749,451
Interactive Media & Services - 1.2%
556,202 Tencent Holdings Ltd (2) 26,210,955
Internet & Direct Marketing Retail - 3.0%
1,316,300 Alibaba Group Holding Ltd (2),(3) 16,055,803
626,457 JD.com Inc (2),(3) 19,532,012
14,487 MercadoLibre Inc (3) 14,104,978
387,341 Zalando SE, 144A (2),(3) 15,240,417
Total Internet & Direct Marketing Retail 64,933,210
It Services - 2.3%
15,764 Adyen NV, 144A (2),(3) 26,440,853
1,852,100 GDS Holdings Ltd, Class A (2),(3) 7,439,333
33,357 Shopify Inc, Class A (3) 14,269,001
Total It Services 48,149,187
IT Services - 0.5%
681,832 Pagseguro Digital Ltd, Class A (3) 10,029,749
Life Sciences Tools & Services - 2.0%
190,677 ICON PLC (3) 43,133,044
Machinery - 1.9%
775,073 Daimler Truck Holding AG (2),(3) 20,845,374
307,246 Kornit Digital Ltd (3) 20,431,859
Total Machinery 41,277,233
Media - 0.8%
1,015,167 YouGov PLC 16,020,353
Metals & Mining - 1.4%
1,305,436 Barrick Gold Corp 29,124,277

Nuveen International Growth Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 6.7%
878,780 Equinor ASA (2) $ 29,702,380
396,087 Imperial Oil Ltd 19,942,324
1,164,224 Reliance Industries Ltd (2) 42,325,521
1,958,555 Shell PLC (2) 52,579,156
Total Oil, Gas & Consumable Fuels 144,549,381
Personal Products - 1.9%
111,092 L'Oreal SA (2) 40,416,366
Pharmaceuticals - 5.1%
247,193 AstraZeneca PLC (2) 32,985,749
718,045 Bayer AG (2),(3) 47,298,371
262,770 Novo Nordisk A/S, Class B (2) 30,015,227
Total Pharmaceuticals 110,299,347
Professional Services - 3.8%
886,700 Recruit Holdings Co Ltd (2) 32,170,887
134,311 Teleperformance (2) 48,205,705
Total Professional Services 80,376,592
Road & Rail - 2.1%
372,825 Canadian National Railway Co 43,845,718
Semiconductors & Semiconductor Equipment - 5.0%
55,691 ASML Holding NV (2) 31,606,785
36,537 Broadcom Inc 20,255,747
211,059 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
19,613,713
2,026,000 Taiwan Semiconductor Manufacturing Co Ltd (2) 36,635,438
Total Semiconductors & Semiconductor Equipment 108,111,683
Software - 2.5%
18,514 Constellation Software Inc/Canada 29,138,599
3,371,765 Darktrace PLC (2),(3) 18,188,184
278,568 Lightspeed Commerce Inc (3) 6,225,577
Total Software 53,552,360
Specialty Retail - 0.8%
8,974,657 JD Sports Fashion PLC (2),(3) 14,787,318
463,180 Mister Spex SE (3) 3,303,151
Total Specialty Retail 18,090,469
Textiles, Apparel & Luxury Goods - 4.6%
181,311 adidas AG (2) 36,563,026
44,755 Kering SA (2) 23,812,900
59,589 LVMH Moet Hennessy Louis Vuitton SE (2) 38,562,128
Total Textiles, Apparel & Luxury Goods 98,938,054

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 1.8%
25,048,182 Vodafone Group PLC (2) $ 37,921,920
Total Long-Term Investments (cost $2,248,360,828) 2,082,606,285
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5%
X 32,126,418 REPURCHASE AGREEMENTS - 1.5%
X 32,126,418
$ 32,126 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$32,126,418, collateralized by $38,120,500, U.S. Treasury
Bonds, 2.250%, due 8/15/46, value $32,768,965
0.000% 5/02/22 $ 32,126,418
Total Short-Term Investments (cost $32,126,418) 32,126,418
Total Investments (cost $ 2,280,487,246 ) - 98 .6% 2,114,732,703
Other Assets Less Liabilities - 1.4% 30,344,620
Net Assets - 100% $ 2,145,077,323
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 450,010,535 $ 1,632,595,750 $ – $ 2,082,606,285
Short-Term Investments:
Repurchase Agreements – 32,126,418 – 32,126,418
Total
$ 450,010,535 $ 1,664,722,168 $ – $ 2,114,732,703
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen International Small Cap Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X 66,067,326 COMMON STOCKS - 98.9%
X 66,067,326
Aerospace & Defense - 2.9%
24,085 Kongsberg Gruppen ASA (2) $ 1,034,513
4,091 Rheinmetall AG (2) 922,210
Total Aerospace & Defense 1,956,723
Auto Components - 2.6%
88,111 Brembo SpA (2) 881,883
76,500 Toyo Tire Corp (2) 877,451
Total Auto Components 1,759,334
Banks - 3.7%
18,818 BAWAG Group AG (2) 893,551
37,243 Canadian Western Bank 939,591
112,996 Israel Discount Bank Ltd, Class A (2) 667,404
Total Banks 2,500,546
Beverages - 3.0%
92,049 Britvic PLC 991,952
11,341 Royal Unibrew A/S (2) 977,494
Total Beverages 1,969,446
Biotechnology - 1.5%
65,253 Abcam PLC (2),(3) 1,012,541
Capital Markets - 1.2%
46,667 flatexDEGIRO AG (2),(3) 797,052
Chemicals - 2.6%
21,932 OCI NV (2),(3) 831,059
65,500 Tosoh Corp (2) 904,457
Total Chemicals 1,735,516
Commercial Services & Supplies - 1.4%
39,010 SPIE SA (2) 918,140
Construction & Engineering - 1.7%
27,576 Arcadis NV (2) 1,150,573
Construction Materials - 0.9%
19,807 Vicat SA (2) 595,617
Consumer Finance - 0.9%
6,781 goeasy Ltd 608,662
Distributors - 1.4%
25,050 PALTAC Corp (2) 913,022
Diversified Financial Services - 0.9%
17,800 Zenkoku Hosho Co Ltd (2) 624,711
Electrical Equipment - 1.0%
15,234 Signify NV (2) 644,514

Shares Description (1) Value
Electronic Equipment & Instruments - 0.8%
2,450 Comet Holding AG (2) $ 529,627
Electronic Equipment, Instruments & Components - 1.7%
30,686 Spectris PLC (2) 1,122,307
Equity Real Estate Investment Trusts (Reits) - 8.3%
9,996 Aedifica SA (2) 1,184,855
21,537 Canadian Apartment Properties REIT 843,609
15,113 Granite Real Estate Investment Trust 1,119,255
191,911 LondonMetric Property PLC (2) 648,634
43,047 Safestore Holdings PLC (2) 677,205
76,845 UNITE Group PLC (2) 1,088,141
Total Equity Real Estate Investment Trusts (Reits) 5,561,699
Food Products - 4.0%
21,400 Morinaga Milk Industry Co Ltd (2) 861,815
46,000 Nichirei Corp (2) 844,582
12,109 Salmar ASA (2) 990,876
Total Food Products 2,697,273
Health Care Equipment & Supplies - 1.4%
32,800 Asahi Intecc Co Ltd (2) 633,825
11,184 Inmode Ltd (3) 280,830
Total Health Care Equipment & Supplies 914,655
Health Care Providers & Services - 2.5%
44,813 CVS Group PLC (2) 1,011,644
41,300 Ship Healthcare Holdings Inc (2) 689,872
Total Health Care Providers & Services 1,701,516
Health Care Technology - 1.9%
20,300 MedPeer Inc (2),(3) 464,674
25,376 Pro Medicus Ltd (2) 829,889
Total Health Care Technology 1,294,563
Hotels, Restaurants & Leisure - 3.9%
32,166 Greggs PLC (2) 938,473
254,490 SSP Group Plc (2),(3) 751,159
26,300 Tokyotokeiba Co Ltd (2) 894,944
Total Hotels, Restaurants & Leisure 2,584,576
Independent Power And Renewable Electricity Prod - 1.8%
36,920 Capital Power Corp 1,213,375
Insurance - 2.5%
20,506 ASR Nederland NV (2) 931,971
130,266 Beazley PLC 706,974
Total Insurance 1,638,945
Interactive Media & Services - 1.5%
66,248 carsales.com Ltd (2) 978,024
Internet & Direct Marketing Retail - 2.0%
64,500 ASKUL Corp (2) 789,838
81,710 BHG Group AB (2),(3),(4) 562,599
Total Internet & Direct Marketing Retail 1,352,437

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
It Services - 7.1%
30,400 BIPROGY Inc (2) $ 768,055
107,210 Indra Sistemas SA (2),(3) 1,092,534
43,246 Kainos Group PLC 662,345
6,846 Sopra Steria Group SACA (2) 1,213,305
45,200 TIS Inc (2) 1,015,163
Total It Services 4,751,402
Machinery - 6.9%
115,800 Amada Co Ltd (2) 899,183
1,979 Burckhardt Compression Holding AG (2) 1,009,608
53,837 IMI PLC (2) 906,331
4,316 Kardex Holding AG (2) 821,383
43,948 Trelleborg AB (2) 963,937
Total Machinery 4,600,442
Metals & Mining - 2.1%
18,818 Mineral Resources Ltd (2) 764,636
715,697 St Barbara Ltd (2) 669,009
Total Metals & Mining 1,433,645
Oil, Gas & Consumable Fuels - 5.3%
49,900 Cosmo Energy Holdings Co Ltd (2) 1,239,734
38,296 Parkland Corp 1,087,783
23,328 Tourmaline Oil Corp 1,201,402
Total Oil, Gas & Consumable Fuels 3,528,919
Pharmaceuticals - 1.2%
17,489 Dechra Pharmaceuticals PLC (2) 792,520
Professional Services - 1.5%
42,800 en Japan Inc (2) 1,005,625
Real Estate Management & Development - 1.3%
41,749 TAG Immobilien AG (2) 834,372
Road & Rail - 1.3%
29,000 Sankyu Inc (2) 884,182
Semiconductors & Semiconductor Equipment - 3.5%
11,433 BE Semiconductor Industries NV (2) 696,940
33,421 Tower Semiconductor Ltd (3) 1,614,234
Total Semiconductors & Semiconductor Equipment 2,311,174
Software - 2.2%
8,348 Kinaxis Inc (3) 923,794
10,139 Netcompany Group A/S, 144A (2),(3) 563,852
Total Software 1,487,646
Specialty Retail - 1.1%
53,400 United Arrows Ltd (2) 717,912
Trading Companies & Distributors - 7.4%
120,800 BOC Aviation Ltd, 144A (2) 947,600
78,948 Electrocomponents PLC (2) 1,030,467
79,223 Howden Joinery Group PLC (2) 750,045
31,000 Nishio Rent All Co Ltd (2) 669,072
43,300 Sojitz Corp (2) 660,253

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors (continued)
10,072 Toromont Industries Ltd $ 886,656
Total Trading Companies & Distributors 4,944,093
Total Long-Term Investments (cost $68,789,739) 66,067,326
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.8%
X 551,533 MONEY MARKET FUNDS - 0.8%
X 551,533
551,533 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.310%(6) $ 551,533
Total Investments Purchased with Collateral from Securities Lending (cost $551,533) $ 551,533
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.4%
272,367 REPURCHASE AGREEMENTS - 0.4%
X 272,367
$ 272 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price $272,367,
collateralized by $323,200, U.S. Treasury Government
Bond, 2.250%, due 8/15/46, value $277,828
0.000% 5/02/22 $ 272,367
Total Short-Term Investments (cost $272,367) 272,367
Total Investments (cost $69,613,639 ) - 100.1% 66,891,226
Other Assets Less Liabilities - (0.1)% (99,060)
Net Assets - 100% $ 66,792,166
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,080,462 $ 52,986,864 $ – $ 66,067,326
Investments Purchased with Collateral from
Securities Lending: 551,533 – – 551,533
Short-Term Investments:
Repurchase Agreements – 272,367 – 272,367
Total
$ 13,631,995 $ 53,259,231 $ – $ 66,891,226

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $539,090.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X 686,497,344 COMMON STOCKS - 99.6%
X 686,497,344
Auto Components - 1.3%
86,520 Aptiv PLC (2) $ 9,205,728
Capital Markets - 3.7%
28,590 Moody's Corp 9,048,163
94,650 Morgan Stanley 7,627,844
21,777 MSCI Inc 9,173,561
Total Capital Markets 25,849,568
Chemicals - 2.3%
50,612 Linde PLC 15,788,920
Containers & Packaging - 1.7%
140,729 Ball Corp 11,421,566
Diversified Consumer Services - 1.6%
93,680 Bright Horizons Family Solutions Inc (2) 10,702,003
Food & Staples Retailing - 1.0%
13,100 Costco Wholesale Corp 6,965,532
Health Care Equipment & Supplies - 4.8%
46,210 ABIOMED Inc (2) 13,242,862
19,020 IDEXX Laboratories Inc (2) 8,187,730
47,605 Intuitive Surgical Inc (2) 11,391,876
Total Health Care Equipment & Supplies 32,822,468
Health Care Providers & Services - 1.5%
20,083 UnitedHealth Group Inc 10,213,210
Health Care Technology - 1.9%
180,700 Doximity Inc, Class A (2) 7,204,509
32,720 Veeva Systems Inc, Class A (2) 5,953,404
Total Health Care Technology 13,157,913
Hotels, Restaurants & Leisure - 4.0%
9,856 Chipotle Mexican Grill Inc (2) 14,346,492
87,060 Hilton Worldwide Holdings Inc (2) 13,519,548
Total Hotels, Restaurants & Leisure 27,866,040
Interactive Media & Services - 7.5%
11,299 Alphabet Inc, Class C (2) 25,980,129
11,357 Alphabet Inc, Class A (2) 25,918,832
Total Interactive Media & Services 51,898,961
Internet & Direct Marketing Retail - 7.0%
19,285 Amazon.com Inc (2) 47,935,375
IT Services - 10.2%
46,830 Accenture PLC, Class A 14,065,859
37,400 Gartner Inc (2) 10,866,570
67,156 Mastercard Inc., Class A 24,403,147

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
IT Services (continued)
98,371 Visa Inc, Class A $ 20,965,811
Total IT Services 70,301,387
Life Sciences Tools & Services - 4.9%
128,335 Agilent Technologies Inc 15,306,516
25,644 Bio-Techne Corp 9,736,770
39,380 IQVIA Holdings Inc (2) 8,584,446
Total Life Sciences Tools & Services 33,627,732
Machinery - 2.5%
30,700 Deere & Co 11,590,785
963,300 Proterra Inc (2),(3) 5,982,093
Total Machinery 17,572,878
Multiline Retail - 1.5%
65,400 Dollar Tree Inc (2) 10,624,230
Personal Products - 1.4%
37,675 Estee Lauder Cos Inc, Class A 9,948,460
Pharmaceuticals - 2.4%
94,255 Zoetis Inc 16,706,699
Real Estate Management & Development - 0.0%
23,700 Compass Inc, Class A (2) 128,691
Road & Rail - 1.1%
214,300 CSX Corp 7,359,062
Semiconductors & Semiconductor Equipment - 7.2%
93,510 Analog Devices Inc 14,436,074
33,783 ASML Holding NV 19,045,842
87,396 NVIDIA Corp 16,209,336
Total Semiconductors & Semiconductor Equipment 49,691,252
Software - 24.8%
16,821 Adobe Inc (2) 6,660,275
38,946 Atlassian Corp PLC, Class A (2) 8,756,229
44,484 Intuit Inc 18,627,675
306,442 Microsoft Corp 85,043,784
15,400 Palo Alto Networks Inc (2) 8,643,712
109,494 Salesforce Inc (2) 19,264,374
25,600 ServiceNow Inc (2) 12,239,360
54,872 Workday Inc, Class A (2) 11,342,043
Total Software 170,577,452
Specialty Retail - 1.3%
44,450 Lowe's Cos Inc 8,789,098

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 4.0%
39,740 Lululemon Athletica Inc (2) $ 14,092,996
106,256 NIKE Inc, Class B 13,250,123
Total Textiles, Apparel & Luxury Goods 27,343,119
Total Long-Term Investments (cost $469,499,469) 686,497,344
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.1%
X 945,389 MONEY MARKET FUNDS - 0.1%
X 945,389
945,389 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
0.310%(5) $ 945,389
Total Investments Purchased with Collateral from Securities Lending (cost $945,389) $ 945,389
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.2%
1,086,651 REPURCHASE AGREEMENTS - 0.2%
X 1,086,651
$ 1,087 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$1,086,651, collateralized by $1,289,400, U.S. Treasury
Bonds, 2.250%, due 8/15/46, value $1,108,388
0.000% 5/02/22 $ 1,086,651
Total Short-Term Investments (cost $1,086,651) 1,086,651
Total Investments (cost $471,531,509 ) - 99.9% 688,529,384
Other Assets Less Liabilities - 0.1% 617,783
Net Assets - 100% $ 689,147,167

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 686,497,344 $ – $ – $ 686,497,344
Investments Purchased with Collateral from
Securities Lending: 945,389 – – 945,389
Short-Term Investments:
Repurchase Agreements – 1,086,651 – 1,086,651
Total
$ 687,442,733 $ 1,086,651 $ – $ 688,529,384
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $869,450.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.